General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
General and Administrative Expenses [Abstract]
Legal fees	$ 817	$ 1,048	$ 2,280	$ 2,642	$ 2,741	[1]	$ 3,849	[1]	$ 36	[1]
Professional services fees	501	407	964	912	2,126		2,821		339
Settlement in connection in one of the legal proceedings (see Note 8.a.8.)							1,664
Salaries and related expenses	95	156	229	322	620		681		224
Fraud from an unrelated third party (see Note 8e)									462
Impairment of fixed assets							114
Office maintenance (including rent)					76		98		59
Others	177	222	378	443	453		435		197
Total general and administrative expenses	$ 1,590	$ 1,833	$ 3,851	$ 4,319	$ 6,016		$ 9,662		$ 1,317

[1]	The 2017 legal fees includes a deduction of $2 million legal fees refund in connection with the 2016 directors and officers insurance policy based on a settlement agreement. Such amount was received on February 23, 2018 and presented within the other receivables as of December 31, 2017.